1933 Act File No. 333-258934
1940 Act File No. 811-23730

As Filed with the U.S. Securities and Exchange Commission on November 12, 2025

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24	☒

Federated Hermes ETF Trust
(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ On December 12, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On __________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 21 Filed on August 22, 2025 in their entirety.

Item 28. Exhibits

(a)	Declaration of Trust
1	Conformed copy of Amended and Restated Agreement and Declaration of Trust of the Registrant as adopted December 14, 2021	+
2	Conformed copy of Certificate of Amendment to Certificate of Trust of the Registrant dated December 7, 2021	+

(b)	By-Laws
	Amended and Restated By-Laws of the Registrant dated August 13, 2021	+

(c)	Instruments Defining Rights of Security Holders
Federated Securities Corp. does not issue share certificates for the Fund.

(d)	Investment Advisory Contracts
Federated Investment Management Company
1	Conformed copy of Investment Advisory Contract of the Registrant dated September 1, 2021, including Exhibits and Limited Power of Attorney	+
Federated Equity Management Company of Pennsylvania
2	Conformed copy of Investment Advisory Contract of the Registrant dated September 1, 2022, including Exhibit A and Limited Power of Attorney	+
Federated MDTA LLC
3	Conformed copy of Investment Advisory Contract of the Registrant dated July 30, 2024, including Exhibits and Limited Power of Attorney	+

(e)	Underwriting Contracts
1	Conformed copy of Distributor’s Contract of the Registrant dated September 1, 2021	+
2	Form of Authorized Participant Agreement for State Street Bank and Trust Company	+
3	Form of Authorized Participant Agreement for The Bank of New York Mellon	+

(f)	Bonus or Profit Sharing Contracts
Not applicable

(g)	Custodian Agreements
1	Conformed copy of Amended and Restated Master Custodian Agreement dated March 1, 2017 by and between State Street Bank and Trust Company and the Registrant, including Appendix A	+
2	Conformed copy of Additional Funds provision of the Master Custodian Agreement effective October 15, 2021 between the Registrant and State Street Bank and Trust Company	+
3	Conformed copy of Custody Agreement dated March 1, 2022 by and between The Bank of New York Mellon and the Registrant	+

(h)	Other Material Contracts
1	Services Agreement
(a)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Investment Management Company dated January 1, 2004, including Schedule 1	+
(b)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Equity Management Company of Pennsylvania and Limited Power of Attorney dated January 1, 2004, including Schedule 1	+
(c)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated MDTA LLC dated July 31, 2006, including Exhibits A and B, Schedule 1 and Limited Power of Attorney dated July 31 2006	+
2	Transfer Agency Agreement
(a)	Conformed copy of Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Registrant dated October 15, 2021, including Schedule A	+
(b)	Conformed copy of Supplement to the Transfer Agency and Service Agreement dated as of October 15, 2021, including Schedule A and Appendix A	+
(c)	Conformed copy of Transfer Agency and Service Agreement dated March 1, 2022 between The Bank of New York Mellon and the Registrant	+
3	Administrative Services Agreement
	Conformed copy of the Fifth Amended and Restated Agreement for Administrative Services between the Federated Funds and Federated Administrative Services dated September 1, 2025, including Exhibit A	+
4	Financial Administration and Accounting Agreement
(a)	Conformed copy of the Financial Administration and Accounting Services Agreement between the Federated Funds and State Street Bank and Trust Company dated March 1, 2011, as amended, including Exhibit A	+
(b)	Conformed copy of Additional Funds provision of the Financial Administration and Accounting Services Agreement between State Street Bank and Trust Company and the Federated Funds dated October 15, 2021	+
(c)	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2022 between The Bank of New York Mellon and the Registrant	+
5	Fund of Funds Agreement
(a)	Conformed copy of the Fund of Funds Investment Agreement between the Registrant and Federated Hermes Global Allocation Fund	+
(b)	Conformed copy of the Fund of Funds Investment Agreement between the Registrant and Federated Hermes Insurance Series	+
(c)	Conformed copy of the Fund of Funds Investment Agreement between the Registrant and Federated Hermes Income Securities Trust	+
(d)	Conformed copy of the Fund of Funds Investment Agreement between the Registrant and Federated Hermes MDT Series	+
(e)	Conformed copy of the Fund of Funds Investment Agreement between the Registrant and Vanguard Funds	+

(i)	Legal Opinion
(1)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Short Duration Corporate ETF and Federated Hermes Short Duration High Yield ETF as filed via EDGAR in its Pre-Effective Amendment No. 1 on December 8, 2021 on Form N-1A (File Nos. 811-23730 and 333-258934).
(2)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes U.S. Strategic Dividend ETF as filed via EDGAR in its Registration Statement on November 9, 2022 on Form N-1A (File Nos. 811-23730 and 333-258934).
(3)	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Total Return Bond ETF as filed via EDGAR in its Registration Statement on November 30, 2023 on Form N-1A (File Nos. 811-23730 and 333-258934).
(4)	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes MDT Large Cap Growth ETF, Federated Hermes MDT Large Cap Value ETF, Federated Hermes MDT Small Cap Core ETF and Federated Hermes MDT Large Cap Core ETF as filed via EDGAR in its Registration Statement on July 26, 2024 on Form N-1A (File Nos. 811-23730 and 333-258934).
(5)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Enhanced Income ETF and Federated Hermes MDT Market Neutral ETF as filed via EDGAR in its Registration Statement on August 21, 2025 on Form N-1A (File Nos. 811-23730 and 333-258934).
(6)	Form of Opinion and Consent of Counsel as to legality of shares being registered for Federated Hermes Enhanced Income ETF and Federated Hermes MDT Market Neutral ETF as filed via EDGAR in its Registration Statement on August 22, 2025 on Form N-1A (File Nos. 811-23730 and 333-58934).

(j)	Other Opinions
(1)	Conformed copy of Consent of Independent Registered Public Accounting Firm KPMG	N/A
(2)	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young	N/A

(k)	Omitted Financial Statements
Not Applicable

(l)	Initial Capital Agreements
Initial Capital Understanding of the Registrant on behalf of Federated Hermes Short Duration Corporate ETF and Federated Hermes Short Duration High Yield ETF as filed via EDGAR in its Pre-Effective Amendment No. 1 on December 8, 2021 on Form N-1A (File Nos. 811-23730 and 333-258934).

(m)	Rule 12b-1 Plan
	Distribution Plan between the Registrant and Federated Securities Corp. dated September 1, 2021, including Appendix A	+

(n)	Rule 18f-3 Plan
Not Applicable

(o)	Powers of Attorney
Conformed copy of Power of Attorney of the Registrant dated January 1, 2025 as filed via EDGAR in its Registration Statement on April 28, 2025 on Form N-1A (File Nos. 811-23730 and 333-258934)

(p)	Codes of Ethics
	Conformed copy of the Federated Hermes, Inc. Code of Ethics for Access Persons, effective November 13, 2024	+

+	Exhibit is being filed electronically with registration statement

Exhibit List for Inline Interactive Data File Submission.

[to be filed by amendment]

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

Item 29. Persons Controlled by or Under Common Control with the Fund:
None

Item 30. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's Declaration of Trust, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31. Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Anne H. Kruczek Robert J. Ostrowski Timothy G. Trebilcock
Senior Vice Presidents:

Todd Abraham

Jeremy Boughton

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Kathryn P. Glass

Michael R. Granito

Lori A. Hensler

Susan R. Hill

William R. Jamison

Tracey L. Lusk

Judith J. Mackin

Christopher P. McGinley

Mary Jo Ochson

Ihab Salib

Michael W. Sirianni, Jr.

Nicholas S. Tripodes

Paige Wilhelm

Vice Presidents:

John Badeer

Patrick D. Benacci

Christopher S. Bodamer

G. Andrew Bonnewell

Hanan Callas

David B. Catalane, Jr.

Nicholas S. Cecchini

James Chelmu

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

Ann Ferentino

Kevin M. Fitzpatrick

Timothy P. Gannon

James L. Grant

Brandon Ray Hochstetler

Nathan H. Kehm

Allen J. Knizner

Daniel James Mastalski

Robert J. Matthews

Karl Mocharko

Joseph M. Natoli

Nicholas Navari

Gene Neavin

Bob Nolte

Liam O’Connell

Bradley S. Payne

John Polinski

Rae Ann Rice

Braden Rotberg

Brian Ruffner

Thomas C. Scherr

John Scullion

John Sidawi

Paul Smith

Peter Snook

Kyle Stewart

Randal Stuckwish

Mary Ellen Tesla

Frank Tetlow

James Damen Thompson

Anthony A. Venturino

Patrick O. Watson

Mark Weiss

George B. Wright

Christopher Wu

John E. Wyda

Assistant Vice Presidents:

Patrick B. Cooper

Robert Gasior

Christopher David Herkins

Quincy Hershey

Christopher F. Hopkins

Jeff J. Ignelzi

Bennett L. Lo

Corey Mergenthaler

Derek Allen Plaski

Patrick J. Reilly

Steven J. Slanika

Tyler R. Stenger

Sarah E. Swartz

Yifei Wang

Michael S. Wilson

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Autumn L. Favero Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31. Business and Other Connections of Investment Adviser: Federated Equity Management Company of Pennsylvania
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President	Stephen F. Auth Anne H. Kruczek Timothy G. Trebilcock
Senior Vice Presidents:	Deborah D. Bickerstaff Jeremy D. Boughton Linda A. Duessel Michael R. Granito Stephen Gutch Lori A. Hensler Judith J. Mackin Dana L. Meissner Ian L. Miller Daniel Peris Michael R. Tucker
Vice Presidents:	P. Ryan Bend G. Andrew Bonnewell Megan G. Dolan Jared Hoff Chad Hudson Michael Jura Damian McIntyre Brian Charles Smalley Paul Smith Frank Tetlow Eric Matthew Triplett
Assistant Vice Presidents:	Adam Koser
Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Autumn L. Favero Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31. Business and Other Connections of Investment Adviser: Federated MDTA LLC
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and twoof the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Director and Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Director and Vice President, Federated Hermes, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business address of the remaining Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. These remaining officers are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President:	Anne H. Kruczek Timothy G. Trebilcock
Senior Vice President:	Jeremy D. Boughton Michael R. Granito Lori A. Hensler Judith J. Mackin Daniel J. Mahr William Pribanic Shuo Damien Zhang
Vice Presidents:	Thomas T. Beals John C. Duane Frederick L. Konopka John Paul Lewicke Kelly Patel John F. Sherman Paul Smith Frank Tetlow
Assistant Vice Presidents:	Michael G. Bertani David J. Gomez Katherine R. Silva
Secretary:	George F. Magera
Assistant Secretary:	Jonathan M. Lushko
Treasurer:	Richard A. Novak
Assistant Treasurer:	Autumn L. Favero
Chief Compliance Officer:	Stephen Van Meter

Item 32. Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adviser Series
Federated Hermes Core Trust
Federated Hermes Core Trust III
Federated Hermes Equity Funds
Federated Hermes Equity Income Fund, Inc.
Federated Hermes ETF Trust
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Trust
Federated Hermes High Yield Trust
Federated Hermes Income Securities Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Insurance Series
Federated Hermes Intermediate Municipal Trust
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Managed Pool Series
Federated Hermes MDT Series
Federated Hermes Money Market Obligations Trust
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Premier Municipal Income Fund
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Term Government Trust
Federated Hermes Sustainable High Yield Bond Fund, Inc.
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes World Investment Series, Inc.

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Bryan M. Burke Charles L. Davis, Jr. Peter W. Eisenbrandt Anne H. Kruczek Solon A. Person Brian S. Ronayne
Senior Vice Presidents:

Irving Anderson

Jeff Antonacci

Marc J. Benacci

Christopher D. Berg

Daniel G. Berry

William Boarts

Jack Bohnet

Zachary James Bono

Edwin J. Brooks, III

Mark Carroll

Daniel P. Casey

Scott J. Charlton

James S. Conely

Michael DiMarsico

Jack C. Ebenreiter

Heather W. Froehlich

James Getz, Jr.

Erik Gosule

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

Jeffrey S. Jones

Ryan W. Jones

Todd W. Jones

Philip L. Judson

Scott D. Kavanagh

Nicholas R. Kemerer

Michael Koenig

Edwin C. Koontz

Jane E. Lambesis

David M. Larrick

Michael Liss

Judith J. Mackin

Paul J. Magan

Brian McInis

Diane Marzula

Daniel Patrick McGrath

Richard C. Mihm

Vincent T. Morrow

John C. Mosko

Alec H. Neilly

Theodore A. Noethling, IV

James E. Ostrowski

Stephen Otto

Mark B. Patsy

Richard P. Paulson

Diane M. Robinson

Matt Ryan

Tom Schinabeck

Peter C. Siconolfi

Bradley W. Smith

John A. Staley

Mark J. Strubel

Jonathan P. Sullivan

David A. Wasik

G. Walter Whalen

Brian R. Willer

Lewis C. Williams

Theodore E. Williams

James J. Wojciak

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Vice Presidents:

Frank Amato

Neil Benjamin Apfelbaum, II

Catherine M. Applegate

Jeff D. Aronsohn, Jr.

Kenneth C. Baber

Justin A. Bard

Raisa E. Barkaloff

Joshua W. Billiel

Matthew A. Boyle

Thomas R. Brown

Dan Casey

Edward R. Costello

Stephen J. Costlow

Mary Ellen Coyne

Casey Curtin

Caitlyn (Grande) D’Alessandro

David G. Dankmyer

Christopher T. Davis

Lori J. Defilippi

Charles R. Ebbs

Ryan Alexander Fairbrother

Mark A. Flisek

Maya Gorokhovskiy (Ferd)

David D. Gregoire

Raymond J. Hanley

Adam Michele Heurich

George M. Hnaras

Scott A. Holick

Michael Honer

Christopher Jackson

Timothy H. Johnson

Andrew R. Kehler

Scott Robert Kelley

Patrick Kelly

Robert H. Kern

Shawn E. Knutson

Andrew Paul Larson

John S. Larson

Anthony W. Lennon

Justin Levy

John P. Liekar

Jonathan Lipinski

Alexi A. Maravel

Thomas Andrew Marik

Stephen R. Massey

Meghan McAndrew

Catherine McGee

Samuel McGowan

Mark J. Murphy

Marcus Persichetti

Luke Anthony Raffa

Max E. Recker

Emory Redd

Ionnis (Yiannis) Repoulis

Kaitlyn Ross

John R. Rush

Melissa R. Ryan

John Shrewsbury

Justin J. Slomkowski

Derrick Stancick

Jason Straker

Gregory Tzanoukakis

Scott A. Vallina

James M. Wagner

David Wasik

Jennifer M. Weaver

Littell Wilson Jr.

Assistant Vice Presidents:

Debbie Adams-Marshall

Matthew Alan Cichowicz

Courtney Comstock

Adina Davis

Katlyn Alexis Davis

Christopher DiBartolomeo

Madison Dischinger

Rebecca R. Donahue

Michelle Ausefski Doyle

Andrew Druckenbroad

Lucie Gordon

Elizabeth Krah Graner

Kristen C. Kiesling

Katerina Alexandra Kotulak

Leah Kaitlin Leitzel

Clara L. Matvey

Jennifer M. McSorley

John K. Murray

Patrick Joseph O’Reilly

David J. Pallof, Jr.

Carol Anne Sheppard

Laura Vickerman

Secretary:	Kary A. Moore
Assistant Secretaries:	Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Autumn L. Favero
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder and those records required to be maintained by the Adviser with respect to the Registrant in accordance with CFTC regulations are maintained at one of the following locations:

Registrant	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Administrative Services (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Securities Corp. (Distributor)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (Adviser) Federated Hermes Short Duration Corporate ETF, Federated Hermes Short Duration High Yield ETF and Federated Hermes Total Return Bond ETF	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Equity Management Company of Pennsylvania (Adviser) Federated Hermes U.S. Strategic Dividend ETF, Federated Hermes Enhanced Income ETF	1001 Liberty Avenue Pittsburgh, PA 15222-3779

Federated MDTA LLC

(Adviser)

Federated Hermes MDT Large Cap Growth ETF, Federated Hermes MDT Large Cap Value ETF, Federated Hermes MDT Small Cap Core ETF Federated Hermes Large Cap Core ETF, Federated Hermes MDT Market Neutral ETF

125 High Street Oliver Tower, 21st Floor Boston, MA 02110
Federated Advisory Services Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779

State Street Bank and Trust Company

(Transfer Agent and Dividend Disbursing Agent)

Federated Hermes Short Duration Corporate ETF, Federated Hermes Short Duration High Yield ETF and Federated Hermes Total Return Bond ETF

P.O. Box 219318 Kansas City, MO 64121-9318

State Street Bank and Trust Company

(Custodian)

Federated Hermes Short Duration Corporate ETF, Federated Hermes Short Duration High Yield ETF and Federated Hermes Total Return Bond ETF, Federated Hermes MDT Market Neutral ETF

1 Iron Street Boston, MA 02110

The Bank of New York Mellon

(Custodian, Transfer Agent and Dividend Disbursing Agent)

Federated Hermes U.S. Strategic Dividend ETF, Federated Hermes MDT Large Cap Growth ETF, Federated Hermes MDT Large Cap Value ETF, Federated Hermes MDT Small Cap Core ETF , Federated Hermes MDT Large Cap Core ETF, Federated Hermes Enhanced Income ETF

One Wall Street New York, NY 10286

Item 34. Management Services: Not applicable.

Item 35. Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED HERMES ETF TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of November, 2025.

FEDERATED HERMES ETF TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY:/s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	November 12, 2025
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Jeremy D. Boughton*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John G. Carson*	Trustee
G. Thomas Hough*	Trustee
Karen L. Larrimer*	Trustee
Max Miller*	Trustee
Frank J. Nasta*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney